Stock-Based Compensation (Tables) - Forge Nano, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock-Based Compensation
Schedule of valuation assumptions

	March 31,	December 31,
	2026	2025
Average expected life (in years)	5.89	3.97
Risk-free interest rate	4.06%	3.74%
Expected dividend yield	0%	0%
Volatility	44.84%	39.06%
Estimated fair value of options granted	$40.29	$20.78

	2025	2024
Average expected life (in years)	3.97	5.79
Risk-free interest rate	3.74%	4.23%
Expected dividend yield	0%	0%
Volatility	39.06%	42.25%
Estimated fair value of options granted	$20.78	$15.42

Schedule of option activity under the plan

			Weighted-
		Weighted-	average	Weighted	Aggregate
		average	Grant-date	Remaining	Intrinsic
Options	Number of	Exercise Price	Fair Value	Contractual	Value
	Options	(Dollars)	(Dollars)	Term (in Years)	(Dollars)
Outstanding at January 1, 2026	455,551	68.45		5.13	16,456
Granted	164,657	102.71	20.10
Exercised	—	—			—
Forfeited	(1,028)	66.43	31.67
Expired	(91,398)	89.06
Outstanding at March 31, 2026	527,782	75.57		5.70	15,835
Vested or expected to vest at March 31, 2026	527,782	75.57		5.70	15,835
Exercisable at March 31, 2026	333,905	81.54		4.04	12,227

			Weighted-average	Weighted
	Number of	Weighted-average	Grant-date	Remaining	Aggregate
Options	Options	Exercise Price	Fair Value	Contractual	Intrinsic Value
		(Dollars)	(Dollars)	Term (in Years)	(Dollars)
Outstanding at January 1, 2024	322,495	15.81		4.18	3,515
Granted	150,161	31.56	13.18
Exercised	(14,808)	15.81			325
Forfeited	(5,754)	22.55	10.39
Expired	(61,806)	13.11
Outstanding at December 31, 2024	390,288	38.57		5.60	4,586
Outstanding at January 1, 2025	390,288	38.57		5.60	4,586
Granted	102,974	165.43	20.78
Exercised	(460)	6.86			35
Forfeited	(12,963)	38.97	16.10
Expired	(24,288)	16.43
Outstanding at December 31, 2025	455,551	68.45		5.13	16,456
Vested or expected to vest at December 31, 2024	390,288	38.57		5.60	4,586
Vested or expected to vest at December 31, 2025	455,551	68.45		5.13	16,456
Exercisable at December 31, 2024	238,041	43.59		3.97	3,493
Exercisable at December 31, 2025	323,323	75.23		4.03	12,245

Schedule of unvested shares under the plan

			Weighted-
		Weighted-	average	Weighted	Aggregate
	Number of	average	Grant-date	Remaining	Intrinsic
Unvested Options	Options	Exercise Price	Fair Value	Contractual	Value
		(Dollars)	(Dollars)	Term (in Years)	(Dollars)
Unvested at January 1, 2026	132,228	51.87	22.97
Granted	164,657	102.71	20.10
Vested	(101,980)	108.30	4.48	1.93	585
Forfeited	(1,028)	66.43	31.67
Unvested at March 31, 2026	193,877	65.29	30.61

			Weighted-average	Weighted
	Number of	Weighted-average	Grant-date	Remaining	Aggregate
Unvested Options	Options	Exercise Price	Fair Value	Contractual	Intrinsic Value
		(Dollars)	(Dollars)	Term (in Years)	(Dollars)
Unvested at January 1, 2024	59,259	20.09	8.68
Granted	150,161	31.56	13.18
Vested	(51,419)	21.77	8.91	7.13	823
Forfeited	(5,754)	22.55	10.39
Unvested at December 31, 2024	152,247	30.72	12.97
Unvested at January 1, 2025	152,247	30.72	12.97
Granted	102,974	165.43	20.78
Vested	(110,030)	130.41	7.90	7.90	3,274
Forfeited	(12,963)	38.97	16.10
Unvested at December 31, 2025	132,228	51.87	22.97